ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

June 25, 2025	Kelsey Barrett T +1 312 845 1254 kelsey.barrett@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	TCW Funds, Inc. (the “Trust”) (File Nos. 333-52272 and 811-07170)

Ladies and Gentlemen:

On behalf of the Trust, in connection with the establishment of a Class I-3 share class for each of the TCW Concentrated Large Cap Growth Fund, TCW Core Fixed Income Fund, TCW Emerging Markets Income Fund, TCW Relative Value Large Cap Fund, TCW Securitized Bond Fund and TCW White Oak Emerging Markets Equity Fund, each a series of the Registrant (the “Series”), we are filing today by electronic submission via EDGAR pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), a post-effective amendment (Post-Effective Amendment No. 120) to the Trust’s registration statement on Form N-1A to include a copy of each of the following:

1.	Prospectus relating to Class I-3 shares of the Series (the “Prospectus”); and

2.	Statement of additional information relating to Class I-3 shares of the Series (the “SAI”).

The Registrant requests selective review of Post-Effective Amendment No. 120 in accordance with the U.S. Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The disclosure for TCW Concentrated Large Cap Growth Fund and TCW Securitized Bond Fund is based on and substantially similar to disclosure previously reviewed by the staff of the SEC in the Registrant’s filing on Form N-1A (SEC Accession Number 0001193125-24-286851) filed on December 30, 2024 pursuant to Rule 485(a)(1) of the Securities Act (the “December 2024 Precedent Filing”) and for which the Registrant filed a Form N-1A on February 28, 2025 pursuant to Rule 485(b).

The disclosure for TCW White Oak Emerging Markets Equity Fund is based on and substantially similar to disclosure previously reviewed by the staff of the SEC in the Registrant’s filing on Form N-1A (SEC Accession Number 0001193125-24-264417) filed on November 22, 2024 pursuant to Rule 485(a)(2) of the Securities Act (the “November 2024 Precedent Filing”) and for which the Registrant filed a Form N-1A on February 14, 2025 pursuant to Rule 485(b).

The disclosure for TCW Core Fixed Income Fund, TCW Emerging Markets Income Fund, and TCW Relative Value Large Cap Fund is based on and substantially similar to disclosure previously reviewed by the staff of the SEC in the Registrant’s filing on Form N-1A (SEC Accession Number 0001193125-20-053047) filed on December 30, 2019 pursuant to Rule 485(a)(1) of the Securities Act (the “December 2019 Precedent Filing, and together with the December 2024 Precedent Filing and November 2024 Precedent Filing, the “Precedent Filings”) and for which the Registrant filed a Form N-1A on February 27, 2020 pursuant to Rule 485(b).

The Precedent Filings contains substantially similar disclosure about the investment objective, investment strategies and risks, the share classes offered by the Series as well as information regarding purchases and redemptions of such shares.

This filing differs from the Precedent Filings insofar as it contains disclosure concerning Class I-3 shares. In addition to the disclosure related to the Class I-3 share class, we have also incorporated immaterial changes related to annual updates and supplements that have been filed pursuant to Rules 485(b) and 497 since the dates of the Precedent Filings.

The Registrant appreciates your consideration of this request. Please direct any questions you may have with respect to this request to me at (312) 845-1254.

Very truly yours,

/s/ Kelsey Barrett

Kelsey Barrett

cc:	Brian D. McCabe
Yana Guss
Megan McClellan
Jason LaMacchia
Peter Davidson